Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business transactions
Settlement of obligations of Ambipar's subsidiaries	R$ 91,320
Total for all related parties [member]
Assets
Loan (non-current)	377,020	R$ 29,322
Liabilities
Dividends payable	29,962	57,364
Loan (non-current):	1,351,097	620,842
Business transactions
Revenue from sale of goods, related party transactions	87	127	R$ 24
Purchases of goods, related party transactions	(1,170)	(11)	0
Net Income (loss)	(1,083)	116	24
Ambipar Participacoes e Empreendimentos S.A.
Assets
Loan (non-current)	295,889	4,500
Liabilities
Loan (non-current):	52,500	564,571
Ambipar Lux S.à.r.l [Member]
Assets
Loan (non-current)	54	1
Liabilities
Loan (non-current):	1,282,346	0
Ambipar ESG Risk Management Ltda [Member]
Assets
Loan (non-current)	825	43
Ambipar Logistics Ltda.
Assets
Loan (non-current)	1,815	1,815
Liabilities
Loan (non-current):	2,125	2,145
Environmental ESG Participacoes S.A.
Assets
Loan (non-current)	44,857	12,595
Liabilities
Loan (non-current):	186	9,747
Ambipar Eco Products S.A.
Assets
Loan (non-current)	2,229	2,229
Liabilities
Loan (non-current):	2,209	2,209
Ambipar Workforce Solution Mao de Obra Temp, Ltda.
Assets
Loan (non-current)	6,078	6,094
Liabilities
Loan (non-current):	5,578	5,578
Ambipar Environmental Solutions - Soluções Ambientais Ltda
Assets
Loan (non-current)	1,217	1,154
Liabilities
Loan (non-current):	3,976	3,203
Ambipar Environment Waste Logistics Ltda,
Assets
Loan (non-current)	717	717
Liabilities
Loan (non-current):	1,296	1,296
Ambipar Environment Reverse Manufacturing S.A.
Assets
Loan (non-current)	34	34
Liabilities
Loan (non-current):	1	1
Ambipar ESG Brasil S.A. [Member]
Assets
Loan (non-current)	30	30
Ambipar Insurance Corretora de Seguros Ltda
Assets
Loan (non-current)	18,405	0
Ambipar Coprocessing Ltda
Assets
Loan (non-current)	12	2
Biofílica Ambipar Environmental Investments S/A [Member]
Assets
Loan (non-current)	75	96
Ambipar Environment Waste Management AL S/A [Member]
Assets
Loan (non-current)	4,783	0
Gestion de Servicios Ambientales S.A.C.
Assets
Loan (non-current)	0	12
Liabilities
Loan (non-current):	0	255
Business transactions
Revenue from sale of goods, related party transactions	0	46	0
Ambipar R&D Pesquisa, Desenvolvimento Ltda
Liabilities
Loan (non-current):	0	99
Disal Chile Servicios Integrales Ltda
Liabilities
Loan (non-current):	352	204
Ambipar Green Tech Ltda
Liabilities
Loan (non-current):	93	93
Ambipar Compliance Solutions S.A.
Liabilities
Loan (non-current):	3	3
Ambipar Environmental Centroeste S.A.
Liabilities
Loan (non-current):	92	143
Brasil Coleta Gerenciamento de Resduos Ltda
Liabilities
Loan (non-current):	0	700
Controlling shareholder
Liabilities
Dividends payable	0	38,355
Non-controlling shareholders
Liabilities
Dividends payable	29,962	19,009
Disal Chile Sanitarios Portables Ltda.
Liabilities
Loan (non-current):	189	153
Business transactions
Revenue from sale of goods, related party transactions	87	81	24
Purchases of goods, related party transactions	(1,170)	(11)	R$ 0
Ambipar Environmental Nordeste [Member]
Liabilities
Loan (non-current):	8	8
Recitotal Com. Serv Ltda [Member]
Liabilities
Loan (non-current):	0	8
Ambipar Environmental Mining Ltda. [Member]
Liabilities
Loan (non-current):	135	89
Ambipar Bank Intermediação de negócios, pag e Part S.A. [Member]
Liabilities
Loan (non-current):	0	30,337
Ambipar Environmental Nordeste Ltda [Member]
Liabilities
Loan (non-current):	R$ 8	R$ 0